Right-of-use asset (Details) - Schedule of right-of-use asset - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use asset (Details) - Schedule of right-of-use asset [Line Items]
Opening balance	R$ 80,032	R$ 101,093
Total cost	192,167	127,562
Cumulative depreciation	(74,213)	(47,530)
New contracts	63,947	5,075
Lease modification		(4,200)
(-) Depreciation	26,683	(21,892)
Exchange rate variation	658	(44)
Ending balance, net	117,954	80,032
Land – Farms [Member]
Right-of-use asset (Details) - Schedule of right-of-use asset [Line Items]
Opening balance	75,876	99,363
Total cost	181,188	118,953
Cumulative depreciation	R$ (67,445)	(43,077)
Annual depreciation rates (weighted average) - %	10.00%
New contracts	R$ 61,594
Lease modification		(3,745)
(-) Depreciation	(24,368)	(19,742)
Exchange rate variation	641
Ending balance, net	113,743	75,876
Buildings and Improvements [Member]
Right-of-use asset (Details) - Schedule of right-of-use asset [Line Items]
Opening balance	1,225	292
Total cost	2,471	2,057
Cumulative depreciation	R$ (1,371)	(832)
Annual depreciation rates (weighted average) - %	3.00%
New contracts	R$ 411	1,194
(-) Depreciation	(539)	(252)
Exchange rate variation	3	(9)
Ending balance, net	1,100	1,225
Vehicles and Agricultural Machinery [Member]
Right-of-use asset (Details) - Schedule of right-of-use asset [Line Items]
Opening balance	2,931	1,438
Total cost	8,508	6,552
Cumulative depreciation	R$ (5,397)	(3,621)
Annual depreciation rates (weighted average) - %	7.00%
New contracts	R$ 1,942	3,881
Lease modification		(455)
(-) Depreciation	(1,776)	(1,898)
Exchange rate variation	14	(35)
Ending balance, net	R$ 3,111	R$ 2,931